provisions (Tables)	12 Months Ended
Dec. 31, 2024
provisions
Schedule of other provisions

				Written put
		Asset		options and
		retirement	Employee-	contingent
(millions)	Note	obligations [1]	related [2]	consideration [3]	Other [2]	Total
Balance as at January 1, 2023		$316	$84	$157	$147	$704
Additions		36	547	288	230	1,101
Reversals		—	(12)	(68)	(8)	(88)
Uses		(10)	(400)	(110)	(180)	(700)
Interest effects [4]	9	36	—	17	—	53
Effects of foreign exchange, net [4]		—	—	(8)	(1)	(9)
Balance as at December 31, 2023		378	219	276	188	1,061
Additions		40	312	9	254	615
Reversals		—	(7)	(106)	(56)	(169)
Uses		(13)	(391)	—	(185)	(589)
Interest effects [4]	9	(27)	—	14	—	(13)
Effects of foreign exchange, net [4]		—	—	17	—	17
Balance as at December 31, 2024		$378	$133	$210	$201	$922
Current		$25	$126	$5	$80	$236
Non-current		353	7	205	121	686
Balance as at December 31, 2024		$378	$133	$210	$201	$922

1	Additions and reversals for Asset retirement obligations are included in the Consolidated statements of financial position as Property, plant and equipment, net. Uses, to the extent that such items include a flow of cash, are included net in Cash used by investing activities in the Consolidated statements of cash flows (see Note 31(a)).
2	Additions and reversals for Employee-related and Other are generally included in the Consolidated statements of income and other comprehensive income as Employee benefits expense and Goods and services purchased, respectively. Uses, to the extent that such items include a flow of cash, are generally included net in Cash provided by operating activities in the Consolidated statements of cash flows. During the year ended December 31, 2024, Other reversals included $37 in respect of TELUS Sky lease amounts related to rationalization of real estate previously recorded (see Notes 16, 30(c)).
3	Additions and reversals for Written put options and contingent consideration are included in the Consolidated statements of financial position as Goodwill, net, and in the Consolidated statements of income and other comprehensive income as Other income, respectively. Uses, to the extent that such items include a flow of cash, are included in Cash used by investing activities in the Consolidated statements of cash flows.
4	Interest effects, excepting those arising from provision remeasurement due to change in discount rates, and Effects of foreign exchange, net, are included in the Consolidated statements of income and other comprehensive income as Financing costs.